UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2010
                                               -----------------

Check here if Amendment [ ];                   Amendment Number:
                                                                 --
  This Amendment (Check only one):
       [ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Willett Advisors LLC
Address: 25 East 78th Street
         New York, NY 10075

Form 13F File Number: 28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Alice Ruth
Title: Chief Investment Officer
Phone: (212) 205-0100

Signature, Place, and Date of Signing:

/s/ Alice Ruth              New York, New York        February 9, 2011
-----------------------     ------------------        ----------------
[Signature]                  [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F SUMMARY PAGE

                                Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 5

Form 13F Information Table Value Total: $154,485 (thousands)

                                  FORM 13F INFORMATION TABLE



Column 1                      Column 2         Column 3  Column 4   Column 5              Column 6   Column 7    Column 8
NAME OF ISSUER                TITLE OF          CUSIP     VALUE    SHRS/PRN   SH/  PUT/  INVESTMENT  OTHER        VOTING
                               CLASS                     (x$1000)     AMT     PRN  CALL  DISCRETION  MANAGERS    AUTHORITY
                                                                                                               Sole    Shared   None

ISHARES INC                   MSCI JAPAN       464286848   10,910  1,000,000             SOLE                1,000,000
VANGUARD INTL EQUITY INDEX F  PACIFIC ETF      922042866    5,704    100,000             SOLE                  100,000
ISHARES TR                    MSCI EMERG MKT   464287234  103,812  2,179,000             SOLE                2,179,000
ISHARES TR                    RUSSELL 2000     464287655   12,518    160,000             SOLE                  160,000
ISHARES TR                    MSCI EAFE IDX    464287465   21,541    370,000             SOLE                  370,000
